UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2014

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%
Aerospace - 3.2%
Honeywell International, Inc.	162,360	$15,123,834
Precision Castparts Corp.	40,360	10,210,273
United Technologies Corp.	120,710	14,028,916

		$39,363,023
Alcoholic Beverages - 0.3%
Constellation Brands, Inc., “A” (a)	43,900	$3,693,307

Apparel Manufacturers - 1.2%
Guess?, Inc.	128,560	$3,278,280
NIKE, Inc., “B”	40,200	3,091,782
PVH Corp.	45,511	5,990,613
VF Corp.	43,007	2,710,301

		$15,070,976
Automotive - 1.1%
Delphi Automotive PLC	128,650	$8,884,569
Johnson Controls, Inc.	103,510	5,005,744

		$13,890,313
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	30,250	$5,031,180
Biogen Idec, Inc. (a)	31,550	10,076,124
Illumina, Inc. (a)	4,650	735,863
Puma Biotechnology, Inc (a)	31,560	2,412,131

		$18,255,298
Broadcasting - 2.9%
RetailMeNot, Inc. (a)	295,010	$7,522,755
Time Warner, Inc. (a)	89,770	6,268,639
Twenty-First Century Fox, Inc.	440,680	15,604,479
Walt Disney Co.	85,500	7,182,855

		$36,578,728
Brokerage & Asset Managers - 1.1%
Affiliated Managers Group, Inc. (a)	10,526	$1,985,204
BlackRock, Inc.	11,693	3,565,196
Franklin Resources, Inc.	73,536	4,059,923
NASDAQ OMX Group, Inc.	112,749	4,273,187

		$13,883,510
Business Services - 1.7%
Accenture PLC, “A”	56,820	$4,627,989
Bright Horizons Family Solutions, Inc. (a)	128,110	4,993,728
Fidelity National Information Services, Inc.	115,600	6,259,740
FleetCor Technologies, Inc. (a)	28,850	3,646,929
Forrester Research, Inc.	56,950	2,153,849

		$21,682,235
Cable TV - 1.4%
Comcast Corp., “Special A”	215,020	$11,146,637
Time Warner Cable, Inc.	47,070	6,644,401

		$17,791,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.8%
Agrium, Inc.	41,660	$3,740,678
Celanese Corp.	93,380	5,854,926
LyondellBasell Industries N.V., “A”	63,290	6,301,785
Monsanto Co.	53,336	6,498,992

		$22,396,381
Computer Software - 3.4%
Check Point Software Technologies Ltd. (a)	161,841	$10,435,508
Citrix Systems, Inc. (a)	87,080	5,396,348
Oracle Corp.	229,700	9,651,994
Qlik Technologies, Inc. (a)	254,540	5,526,063
Salesforce.com, Inc. (a)	207,703	10,931,409

		$41,941,322
Computer Software - Systems - 5.5%
Apple, Inc. (s)	50,447	$31,932,951
EMC Corp.	507,370	13,475,747
Hewlett-Packard Co.	195,550	6,550,925
NCR Corp. (a)	54,760	1,788,462
SS&C Technologies Holdings, Inc. (a)	132,480	5,650,272
Vantiv, Inc., “A” (a)	283,410	8,782,876

		$68,181,233
Conglomerates - 0.8%
Roper Industries, Inc.	73,889	$10,468,594

Construction - 1.4%
Fortune Brands Home & Security, Inc.	108,320	$4,330,634
Pool Corp.	27,730	1,600,853
Sherwin-Williams Co.	57,593	11,784,104

		$17,715,591
Consumer Products - 2.3%
Colgate-Palmolive Co.	118,424	$8,100,202
Newell Rubbermaid, Inc.	141,660	4,147,805
Procter & Gamble Co.	203,340	16,427,839

		$28,675,846
Consumer Services - 1.8%
HomeAway, Inc. (a)	160,450	$4,941,860
ITT Educational Services, Inc. (a)(l)	105,750	1,821,015
Nord Anglia Education, Inc. (a)	106,580	1,918,440
Priceline Group, Inc. (a)	11,236	14,366,687

		$23,048,002
Containers - 0.5%
Crown Holdings, Inc. (a)	35,160	$1,717,566
Packaging Corp. of America	58,480	4,044,477

		$5,762,043
Electrical Equipment - 1.2%
Danaher Corp.	120,280	$9,433,560
Sensata Technologies Holding B.V. (a)	71,380	3,061,488
W.W. Grainger, Inc.	7,425	1,918,397

		$14,413,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.3%
Altera Corp.	413,130	$13,686,997
Avago Technologies Ltd.	111,130	7,853,557
KLA-Tencor Corp.	92,060	6,031,771
Microchip Technology, Inc.	274,930	13,086,668

		$40,658,993
Energy - Independent - 4.6%
Access Midstream Partners LP	48,510	$3,055,645
Anadarko Petroleum Corp.	56,670	5,829,076
Antero Resources Corp. (a)	29,610	1,821,015
Athlon Energy, Inc. (a)	51,110	2,221,241
Cabot Oil & Gas Corp.	37,760	1,368,422
Clayton Williams Energy, Inc. (a)	4,800	598,032
Concho Resources, Inc. (a)	16,520	2,177,336
CONSOL Energy, Inc.	24,660	1,089,232
EOG Resources, Inc.	45,380	4,801,204
Goodrich Petroleum Corp. (a)(l)	75,050	2,176,450
Gulfport Energy Corp. (a)	18,770	1,154,918
Marathon Petroleum Corp.	111,450	9,962,516
Noble Energy, Inc.	87,300	6,291,711
PDC Energy, Inc. (a)	32,260	2,070,769
Peabody Energy Corp.	26,890	434,542
Pioneer Natural Resources Co.	30,797	6,472,298
Rice Energy, Inc. (a)	83,980	2,664,685
Targa Resources Corp.	23,122	2,658,105

		$56,847,197
Energy - Integrated - 3.7%
Chevron Corp.	109,250	$13,414,808
Exxon Mobil Corp. (s)	100,899	10,143,376
Hess Corp.	250,250	22,847,825

		$46,406,009
Food & Beverages - 2.8%
Annie’s, Inc. (a)	76,260	$2,495,227
Coca-Cola Co.	330,670	13,527,710
General Mills, Inc.	88,170	4,843,178
Mead Johnson Nutrition Co., “A”	36,560	3,271,023
Mondelez International, Inc.	202,430	7,615,417
WhiteWave Foods Co., “A” (a)	120,910	3,807,456

		$35,560,011
Food & Drug Stores - 1.1%
CVS Caremark Corp.	144,020	$11,279,646
Fairway Group Holdings Corp. (a)	370,040	2,279,446

		$13,559,092
Gaming & Lodging - 0.8%
Wynn Resorts Ltd.	43,673	$9,388,385

General Merchandise - 1.4%
Kohl’s Corp.	125,290	$6,820,788
Target Corp.	198,910	11,290,132

		$18,110,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.8%
Aetna, Inc.	91,900	$7,126,845
UnitedHealth Group, Inc.	42,430	3,378,701

		$10,505,546
Insurance - 3.5%
ACE Ltd. (s)	70,970	$7,360,299
American International Group, Inc.	353,690	19,124,018
MetLife, Inc.	337,840	17,206,191

		$43,690,508
Internet - 3.1%
ChannelAdvisor Corp. (a)	17,690	$366,891
eBay, Inc. (a)	102,890	5,219,610
Facebook, Inc., “A “ (a)	104,030	6,585,099
Google, Inc., “A” (a)	20,094	11,486,735
Google, Inc., “C” (a)	20,094	11,272,332
LinkedIn Corp., “A” (a)	26,741	4,280,967

		$39,211,634
Leisure & Toys - 0.1%
Mattel, Inc.	37,220	$1,445,253

Machinery & Tools - 2.0%
Colfax Corp. (a)	83,570	$6,083,060
Eaton Corp. PLC	130,090	9,586,332
Joy Global, Inc.	108,200	6,183,630
Kennametal, Inc.	73,720	3,320,349

		$25,173,371
Major Banks - 4.1%
Bank of America Corp.	292,100	$4,422,394
Goldman Sachs Group, Inc.	32,279	5,158,507
JPMorgan Chase & Co.	255,900	14,220,363
Morgan Stanley	176,780	5,455,431
State Street Corp.	82,290	5,371,068
Wells Fargo & Co.	336,660	17,095,595

		$51,723,358
Medical & Health Technology & Services - 1.0%
Cerner Corp. (a)	28,680	$1,550,154
Express Scripts Holding Co. (a)	125,680	8,982,350
Henry Schein, Inc. (a)	18,660	2,232,669

		$12,765,173
Medical Equipment - 4.2%
Abbott Laboratories	297,060	$11,885,371
AtriCure, Inc. (a)	85,260	1,408,495
Cooper Cos., Inc.	50,718	6,543,636
Covidien PLC	143,280	10,475,201
DexCom, Inc. (a)	19,610	662,034
Endologix, Inc. (a)	63,210	825,523
GenMark Diagnostics, Inc. (a)	91,350	1,005,764
Heartware International, Inc. (a)	20,770	1,872,831
OraSure Technologies, Inc. (a)	75,630	477,982
Sirona Dental Systems, Inc. (a)	22,670	1,705,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	110,430	$9,330,231
TearLab Corp. (a)(l)	228,950	1,142,461
Thermo Fisher Scientific, Inc.	39,520	4,620,283

		$51,955,049
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	126,810	$2,674,670
Lundin Mining Corp. (a)	534,870	2,806,797

		$5,481,467
Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	89,420	$4,199,163

Network & Telecom - 0.0%
Qualcomm, Inc.	6,680	$537,406

Oil Services - 1.8%
Cameron International Corp. (a)	71,790	$4,590,971
Halliburton Co.	140,140	9,058,650
Schlumberger Ltd.	78,960	8,214,998

		$21,864,619
Other Banks & Diversified Financials - 5.5%
American Express Co.	78,320	$7,166,280
BB&T Corp.	167,360	6,346,291
Cathay General Bancorp, Inc.	55,850	1,342,076
Citigroup, Inc.	273,670	13,018,482
Discover Financial Services	240,090	14,196,522
EuroDekania Ltd. (a)	580,280	304,856
Fifth Third Bancorp	317,360	6,566,178
PrivateBancorp, Inc.	175,620	4,690,810
Texas Capital Bancshares, Inc. (a)	46,160	2,363,392
Visa, Inc., “A”	57,659	12,386,883

		$68,381,770
Pharmaceuticals - 5.0%
Actavis PLC (a)	68,880	$14,570,875
Bristol-Myers Squibb Co.	153,540	7,637,080
Endo International PLC (a)	88,070	6,216,861
Perrigo Co. PLC	36,443	5,036,423
Pfizer, Inc.	401,986	11,910,845
Valeant Pharmaceuticals International, Inc. (a)	96,600	12,674,886
Zoetis, Inc.	150,420	4,617,894

		$62,664,864
Railroad & Shipping - 1.6%
Canadian Pacific Railway Ltd.	37,468	$6,276,639
Diana Shipping, Inc. (a)	179,670	1,958,403
Kansas City Southern Co.	19,901	2,139,756
Union Pacific Corp.	47,125	9,390,599

		$19,765,397
Real Estate - 3.3%
Digital Realty Trust, Inc., REIT	118,220	$6,797,650
Equity Lifestyle Properties, Inc., REIT	180,830	7,909,504
Mid-America Apartment Communities, Inc., REIT	135,620	9,812,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Public Storage, Inc., REIT	14,600	$2,516,748
Tanger Factory Outlet Centers, Inc., REIT	186,400	6,602,288
Weyerhaeuser Co., REIT	236,580	7,433,344

		$41,071,641
Restaurants - 0.8%
McDonald’s Corp.	97,463	$9,885,672

Specialty Chemicals - 1.2%
Amira Nature Foods Ltd (a)	41,260	$577,640
FMC Corp.	65,930	5,047,601
Taminco Corp. (a)	117,920	2,512,875
W.R. Grace & Co. (a)	80,450	7,407,836

		$15,545,952
Specialty Stores - 2.7%
AutoZone, Inc. (a)	9,723	$5,177,498
Bed Bath & Beyond, Inc. (a)	96,910	5,896,974
Burlington Stores, Inc. (a)	168,230	4,781,097
Children’s Place Retail Stores, Inc.	64,420	3,116,640
Ross Stores, Inc.	71,210	4,874,325
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	47,320	4,017,468
Urban Outfitters, Inc. (a)	170,000	5,698,400

		$33,562,402
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	157,370	$14,105,073

Telephone Services - 1.5%
Verizon Communications, Inc.	366,850	$18,327,826

Tobacco - 1.2%
Lorillard, Inc.	60,860	$3,783,666
Philip Morris International, Inc.	128,060	11,338,432

		$15,122,098
Trucking - 0.6%
Swift Transportation Co. (a)	301,810	$7,472,816

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	89,920	$4,797,232
Calpine Corp. (a)	154,460	3,602,007
CMS Energy Corp.	160,367	4,770,918
Dominion Resources, Inc.	40,660	2,803,914
Edison International	72,620	4,004,267
Great Plains Energy, Inc.	144,720	3,683,124
NextEra Energy, Inc.	26,560	2,585,882
NRG Energy, Inc.	87,580	3,121,351
Pattern Energy Group, Inc.	88,360	2,681,715

		$32,050,410
Total Common Stocks		$1,239,849,960

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Call Options Purchased - 0.0%
Business Services - 0.0%
Equinix, Inc. - June 2014 @ $190	64	$64,000
	Shares/Par
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	8,927,239	$8,927,239

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.15% at Net Asset Value (j)	3,143,587	$3,143,587
Total Investments		$1,251,984,786

When-Issued Equity Sale - 0.0%
Broadcasting - 0.0%
Time, Inc. (a)	(8,280)	$(178,020)

Other Assets, Less Liabilities - (0.2)%		(2,250,435)
Net Assets - 100.0%		$1,249,556,331

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At May 31, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2014, the fund had cash collateral of $3,244 and other liquid securities with an aggregate value of $556,757 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,196,545,443	$—	$—	$1,196,545,443
Canada	28,173,670	—	—	28,173,670
Israel	10,435,508	—	—	10,435,508
Greece	1,958,403	—	—	1,958,403
Hong Kong	1,918,440	—	—	1,918,440
United Arab Emirates	577,640	—	—	577,640
Cayman Islands	—	—	304,856	304,856
Mutual Funds	12,070,826	—	—	12,070,826
Total Investments	$1,251,679,930	$—	$304,856	$1,251,984,786
When-Issued Equity Sale	$(178,020)	$—	$—	$(178,020)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/13	$638,467
Change in unrealized appreciation (depreciation)	(328,684)
Liquidation Proceeds	(4,927)
Balance as of 5/31/14	$304,856

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2014 is $(328,684).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$975,544,296
Gross unrealized appreciation	302,011,419
Gross unrealized depreciation	(25,570,929)
Net unrealized appreciation (depreciation)	$276,440,490

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,013,362	128,077,457	(129,163,580)	8,927,239

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,389	$8,927,239

QUARTERLY REPORT

May 31, 2014

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Alcoholic Beverages - 10.9%
Anheuser-Busch InBev N.V.	2,481	$272,283
Diageo PLC	12,337	396,835
Pernod Ricard S.A.	3,755	460,421
SABMiller PLC	6,760	375,173

		$1,504,712
Apparel Manufacturers - 16.2%
Burberry Group PLC	12,805	$329,039
Compagnie Financiere Richemont S.A.	2,363	248,966
Guess?, Inc.	5,100	130,050
Kering S.A.	1,769	390,890
Li & Fung Ltd.	164,000	238,185
LVMH Moet Hennessy Louis Vuitton S.A.	2,157	429,139
NIKE, Inc., “B”	2,996	230,422
Tod’s S.p.A.	1,707	232,341

		$2,229,032
Broadcasting - 9.8%
Nippon Television Holdings, Inc.	11,200	$181,953
Publicis Groupe S.A.	4,238	365,570
Twenty-First Century Fox, Inc.	10,940	387,385
Walt Disney Co.	4,956	416,354

		$1,351,262
Business Services - 1.6%
Accenture PLC, “A”	2,750	$223,988

Chemicals - 2.4%
3M Co.	2,363	$336,846

Computer Software - 3.0%
SAP AG	5,334	$408,342

Consumer Products - 9.6%
Colgate-Palmolive Co.	4,876	$333,518
L’Oreal S.A.	1,820	317,559
Procter & Gamble Co.	4,208	339,964
Reckitt Benckiser Group PLC	3,894	332,883

		$1,323,924
Electrical Equipment - 5.5%
Danaher Corp.	4,580	$359,209
Schneider Electric S.A.	4,178	393,427

		$752,636
Food & Beverages - 13.3%
Groupe Danone	5,931	$441,675
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,400	318,389
Nestle S.A.	7,218	566,236
Unilever N.V.	6,279	271,841
Want Want China Holdings Ltd.	171,000	238,647

		$1,836,788

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.3%
InterContinental Hotels Group PLC	8,097	$319,625

General Merchandise - 2.1%
Target Corp.	5,013	$284,538

Other Banks & Diversified Financials - 4.6%
Julius Baer Group Ltd.	6,983	$302,246
Visa, Inc., “A”	1,521	326,756

		$629,002
Restaurants - 6.0%
McDonald’s Corp.	4,736	$480,372
YUM! Brands, Inc.	4,400	340,164

		$820,536
Specialty Stores - 3.8%
AutoZone, Inc. (a)	435	$231,638
Urban Outfitters, Inc. (a)	8,670	290,618

		$522,256
Tobacco - 5.5%
Imperial Tobacco Group PLC	2,722	$122,826
Japan Tobacco, Inc.	12,100	410,822
Swedish Match AB	6,537	228,385

		$762,033
Total Common Stocks		$13,305,520

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	431,881	$431,881
Total Investments		$13,737,401

Other Assets, Less Liabilities - 0.3%		35,181
Net Assets - 100.0%		$13,772,582

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,711,822	$—	$—	$4,711,822
France	2,798,681	—	—	2,798,681
United Kingdom	1,876,381	—	—	1,876,381
Switzerland	1,117,448	—	—	1,117,448
Japan	—	592,775	—	592,775
Germany	408,342	—	—	408,342
Brazil	318,389	—	—	318,389
Belgium	272,283	—	—	272,283
Netherlands	271,841	—	—	271,841
Other Countries	937,558	—	—	937,558
Mutual Funds	431,881	—	—	431,881
Total Investments	$13,144,626	$592,775	$—	$13,737,401

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $238,647 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,644,016
Gross unrealized appreciation	2,184,992
Gross unrealized depreciation	(91,607)
Net unrealized appreciation (depreciation)	$2,093,385

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	466,176	2,996,892	(3,031,187)	431,881

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$308	$431,881

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2014, are as follows:

United States	37.5%
France	20.4%
United Kingdom	13.6%
Switzerland	8.1%
Japan	4.3%
Germany	3.0%
Brazil	2.3%
Belgium	2.0%
Netherlands	2.0%
Other Countries	6.8%

4

QUARTERLY REPORT

May 31, 2014

MFS® CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 4.2%
Other Banks & Diversified Financials - 4.2%
Branch Banking & Trust Co., 0.11%, due 6/20/14, at Cost and Value	$14,941,000	$14,941,000

Commercial Paper (y) - 55.9%
Automotive - 7.6%
American Honda Finance Corp., 0.06%, due 6/09/14	$4,578,000	$4,577,939
American Honda Finance Corp., 0.07%, due 6/09/14	8,324,000	8,323,871
Toyota Motor Credit Corp., 0.05%, due 6/04/14	2,404,000	2,403,990
Toyota Motor Credit Corp., 0.1%, due 6/10/14	4,920,000	4,919,877
Toyota Motor Credit Corp., 0.2%, due 7/30/14	7,079,000	7,076,680

		$27,302,357
Computer Software - Systems - 3.3%
International Business Machines Corp., 0.07%, due 6/24/14 (t)	$6,097,000	$6,096,727
International Business Machines Corp., 0.06%, due 6/27/14 (t)	5,831,000	5,830,747

		$11,927,474
Conglomerates - 7.6%
Siemens Captal Corp., 0.09%, due 6/18/14 (t)	$14,515,000	$14,514,383
United Technologies Corp., 0.07%, due 6/23/14 (t)	13,119,000	13,118,439

		$27,632,822
Consumer Products - 5.4%
Kimberly Clark Worldwide, Inc., 0.07%, due 6/02/14 (t)	$3,177,000	$3,176,994
Procter & Gamble Co., 0.07%, due 6/27/14 (t)	5,005,000	5,004,747
Reckitt Benckiser Treasury Services PLC, 0.11%, due 7/03/14 (t)	11,341,000	11,339,891

		$19,521,632
Electronics - 0.5%
Emerson Electric Co., 0.07%, due 6/09/14 (t)	$1,867,000	$1,866,971

Financial Institutions - 3.3%
General Electric Capital Corp., 0.05%, due 6/19/14	$11,968,000	$11,967,701

Food & Beverages - 8.3%
Anheuser-Busch Inbev Worldwide, Inc., 0.09%, due 6/26/14 (t)	$7,759,000	$7,758,515
Coca-Cola Co., 0.19%, due 6/23/14 (t)	1,225,000	1,224,858
Coca-Cola Co., 0.16%, due 7/14/14 (t)	6,592,000	6,590,740
Pepsico Inc., 0.06%, due 6/02/14 (t)	4,812,000	4,811,992
Pepsico, Inc, 0.05%, due 6/26/14 (t)	9,556,000	9,555,668

		$29,941,773
Major Banks - 8.2%
Bank of Nova Scotia, 0.195%, due 6/25/14	$1,014,000	$1,013,868
Toronto Dominion Holdings (USA), Inc., 0.1%, due 6/27/14 (t)	5,000,000	4,999,639
Toronto Dominion Holdings (USA), Inc., 0.1%, due 6/30/14 (t)	9,273,000	9,272,253
Wells Fargo & Co., 0.2%, due 6/03/14	7,000,000	6,999,922
Wells Fargo & Co., 0.21%, due 8/13/14	7,507,000	7,503,803

		$29,789,485
Pharmaceuticals - 7.7%
Johnson & Johnson, 0.03%, due 6/02/14 (t)	$7,647,000	$7,646,994
Johnson & Johnson, 0.04%, due 6/23/14 (t)	3,575,000	3,574,913

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - continued
Merck & Co., Inc., 0.06%, due 6/16/14 (t)	$3,905,000	$3,904,902
Sanofi, 0.07%, due 6/20/14 (t)	12,601,000	12,600,534

		$27,727,343
Retailers - 4.0%
Wal-Mart Stores Inc., 0.06%, due 6/09/14 (t)	$14,360,000	$14,359,808
Total Commercial Paper, at Amortized Cost and Value		$202,037,366

U.S. Government Agencies and Equivalents (y) - 35.6%
Federal Home Loan Bank, 0.035%, due 6/04/14	$7,873,000	$7,872,977
Federal Home Loan Bank, 0.04%, due 6/04/14	16,406,000	16,405,945
Federal Home Loan Bank, 0.04%, due 6/06/14	18,298,000	18,297,898
Federal Home Loan Bank, 0.045%, due 6/20/14	11,239,000	11,238,733
Federal Home Loan Bank, 0.05%, due 6/25/14	14,530,000	14,529,516
Federal Home Loan Bank, 0.06%, due 6/25/14	6,000,000	5,999,760
Federal Home Loan Bank, 0.035%, due 6/26/14	19,758,000	19,757,520
Federal Home Loan Bank, 0.11%, due 7/02/14	161,000	160,985
Federal Home Loan Bank, 0.055%, due 8/01/14	13,914,000	13,912,703
U.S. Treasury Bill, 0.06%, due 7/31/14	7,894,000	7,893,211
U.S. Treasury Bill, 0.07%, due 8/28/14	12,567,000	12,564,850
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$128,634,098

Floating Rate Demand Notes - 4.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/02/14	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/02/14	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.05%, due 6/02/14	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000
Total Investments, at Amortized Cost and Value		$361,912,464

Other Assets, Less Liabilities - (0.2)%		(702,995)
Net Assets - 100.0%		$361,209,469

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $361,912,464.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$361,912,464	$—	$361,912,464

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Subsequent Event

Effective July 1, 2014, the fund changed its name from MFS Cash Reserve Fund to MFS U.S. Government Cash Reserve Fund. Prior to July 1, 2014, the fund normally invested the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements. Effective July 1, 2014, the fund normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

3

QUARTERLY REPORT

May 31, 2014

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 1.0%
FLIR Systems, Inc.	597,899	$20,872,654

Biotechnology - 0.3%
MiMedx Group, Inc. (a)	1,339,467	$7,326,884

Broadcasting - 1.4%
Live Nation, Inc. (a)	429,029	$10,176,568
RetailMeNot, Inc. (a)	750,899	19,147,925

		$29,324,493
Brokerage & Asset Managers - 0.3%
LPL Financial Holdings, Inc.	157,461	$7,384,921

Business Services - 9.8%
Borderfree, Inc. (a)	705,140	$10,520,689
Bright Horizons Family Solutions, Inc. (a)	746,951	29,116,150
Concur Technologies, Inc. (a)	317,395	27,096,011
Constant Contact, Inc. (a)	1,483,117	43,811,276
CoStar Group, Inc. (a)	101,120	16,032,576
Gartner, Inc. (a)	89,495	6,362,200
Paylocity Holding Corp. (a)	306,232	5,962,337
Performant Financial Corp. (a)	1,310,878	12,440,232
Ultimate Software Group, Inc. (a)	216,832	27,565,852
Xoom Corp. (a)	1,125,479	24,985,634

		$203,892,957
Chemicals - 0.2%
Marrone Bio Innovations, Inc. (a)(l)	350,593	$3,810,946

Computer Software - 3.3%
CommVault Systems, Inc. (a)	416,260	$20,363,439
Qlik Technologies, Inc. (a)	1,077,784	23,398,691
SolarWinds, Inc. (a)	642,882	25,130,257

		$68,892,387
Computer Software - Systems - 10.3%
Benefitfocus, Inc. (a)	243,162	$9,006,720
Cvent, Inc. (a)	653,384	16,347,668
Demandware, Inc. (a)	354,456	21,582,826
E2open, Inc. (a)	981,917	17,262,101
Exa Corp. (a)	535,228	5,341,575
Fleetmatics Group PLC (a)	749,706	21,366,621
Model N, Inc. (a)(h)	1,739,758	19,241,723
PROS Holdings, Inc. (a)	531,093	12,215,139
SciQuest, Inc. (a)(h)	1,827,966	30,947,464
ServiceNow, Inc. (a)	357,780	18,715,472
Splunk, Inc. (a)	107,580	4,503,299
SS&C Technologies Holdings, Inc. (a)	392,817	16,753,645
Tableau Software, Inc., “A” (a)	113,647	6,596,072
Varonis Systems, Inc. (a)	223,350	5,469,841
Workday, Inc. (a)	100,222	7,854,398

		$213,204,564

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.0%
Eagle Materials, Inc.	247,957	$21,564,820

Consumer Services – 4.6%
HomeAway, Inc. (a)	985,539	$30,354,601
MakeMyTrip Ltd. (a)	843,612	21,604,903
Nord Anglia Education, Inc. (a)	1,142,543	20,565,774
TripAdvisor, Inc. (a)	228,996	22,251,541

		$94,776,819
Electrical Equipment - 1.5%
MSC Industrial Direct Co., Inc., “A”	149,490	$13,748,595
Sensata Technologies Holding B.V. (a)	413,174	17,721,033

		$31,469,628
Electronics - 3.9%
Mellanox Technologies Ltd. (a)	519,632	$16,409,979
Rubicon Technology, Inc. (a)(h)	1,556,666	13,216,094
Silicon Laboratories, Inc. (a)	398,940	18,000,173
Stratasys Ltd. (a)	182,170	16,945,453
Ultratech, Inc. (a)	617,248	15,665,754

		$80,237,453
Energy - Independent - 6.6%
Alpha Natural Resources, Inc. (a)	1,882,753	$6,363,705
Cabot Oil & Gas Corp.	671,762	24,344,655
CONSOL Energy, Inc.	645,896	28,529,226
Peabody Energy Corp.	1,687,724	27,273,620
Range Resources Corp.	207,940	19,328,023
Rice Energy, Inc. (a)	792,315	25,140,155
Walter Energy, Inc. (l)	1,081,531	5,277,871

		$136,257,255
Engineering - Construction - 0.9%
Team, Inc. (a)	444,947	$18,652,178

Entertainment - 0.2%
DHX Media Ltd.	648,860	$3,333,164

Food & Beverages - 1.4%
Annie’s, Inc. (a)	258,875	$8,470,390
Flowers Foods, Inc.	254,594	5,308,285
Keurig Green Mountain, Inc.	132,959	14,995,116

		$28,773,791
Food & Drug Stores - 1.0%
Brazil Pharma S.A. (a)	5,184,592	$8,678,400
Fairway Group Holdings Corp. (a)(h)(l)	1,963,096	12,092,671

		$20,771,071
Gaming & Lodging - 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	468,465	$15,810,694

General Merchandise - 1.1%
Five Below, Inc. (a)	616,098	$22,302,748

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 6.9%
ChannelAdvisor Corp. (a)	591,110	$12,259,621
Dealertrack Holdings, Inc. (a)	388,894	15,442,981
GrubHub, Inc. (a)	519,323	17,698,528
LinkedIn Corp., “A” (a)	101,433	16,238,409
Millennial Media, Inc. (a)(l)	2,737,804	11,005,972
Pandora Media, Inc. (a)	601,352	14,751,165
Shutterfly, Inc. (a)	397,305	16,345,128
Shutterstock, Inc. (a)	298,634	19,423,155
Yelp, Inc. (a)	322,100	21,306,915

		$144,471,874
Machinery & Tools - 6.0%
Allison Transmission Holdings, Inc.	678,609	$21,016,521
IPG Photonics Corp. (a)	432,939	27,318,451
Joy Global, Inc.	306,829	17,535,277
Nordson Corp.	128,222	10,455,222
Polypore International, Inc. (a)	374,508	16,646,881
Proto Labs, Inc. (a)	264,365	17,442,803
WABCO Holdings, Inc. (a)	129,392	13,815,184

		$124,230,339
Medical & Health Technology & Services - 5.2%
Advisory Board Co. (a)	425,034	$20,567,395
Brookdale Senior Living, Inc. (a)	506,516	16,846,722
Capital Senior Living Corp. (a)	1,050,574	24,940,627
Healthcare Services Group, Inc.	645,486	19,209,663
HealthStream, Inc. (a)	1,038,811	26,728,607

		$108,293,014
Medical Equipment - 5.9%
Align Technology, Inc. (a)	299,485	$16,354,876
Cardiovascular Systems, Inc. (a)	650,057	18,234,099
Cepheid, Inc. (a)	395,671	17,824,979
DexCom, Inc. (a)	482,489	16,288,829
Endologix, Inc. (a)	1,108,600	14,478,316
GenMark Diagnostics, Inc. (a)	1,271,878	14,003,377
Novadaq Technologies, Inc. (a)	503,294	7,332,994
TearLab Corp. (a)(h)	2,571,351	12,831,041
Uroplasty, Inc. (a)(h)	1,490,308	4,336,796

		$121,685,307
Metals & Mining - 6.1%
Cameco Corp.	525,537	$10,510,740
Century Aluminum Co. (a)	1,444,868	19,722,448
Globe Specialty Metals, Inc.	1,039,557	20,780,744
GrafTech International Ltd. (a)	2,389,229	24,967,443
Horsehead Holding Corp. (a)	1,092,247	18,109,455
Iluka Resources Ltd.	2,966,318	24,017,249
Molycorp, Inc. (a)(l)	3,349,363	9,277,736

		$127,385,815
Natural Gas - Pipeline - 0.5%
StealthGas, Inc. (a)	1,006,474	$10,567,977

Network & Telecom - 0.3%
Palo Alto Networks, Inc. (a)	80,910	$6,060,968

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 3.4%
Atwood Oceanics, Inc. (a)	727,745	$35,914,216
Dresser-Rand Group, Inc. (a)	215,218	13,171,342
Frank’s International N.V.	896,977	21,383,932

		$70,469,490
Other Banks & Diversified Financials - 0.5%
Air Lease Corp.	144,982	$5,981,957
First Republic Bank	102,896	5,233,291

		$11,215,248
Pharmaceuticals - 1.9%
Aratana Therapeutics, Inc. (a)	549,134	$7,720,824
Kythera Biopharmaceuticals, Inc. (a)	492,688	16,490,267
MediWound Ltd. (a)	322,300	3,828,924
TherapeuticsMD, Inc. (a)	2,754,734	11,184,220

		$39,224,235
Railroad & Shipping - 3.0%
Diana Shipping, Inc. (a)	3,299,193	$35,961,204
Navios Maritime Holdings, Inc.	2,852,192	25,812,338

		$61,773,542
Restaurants - 4.4%
Arcos Dorados Holdings, Inc. (l)	2,303,122	$20,497,786
BJ’s Restaurants, Inc. (a)	592,657	18,722,035
Chuy’s Holdings, Inc. (a)	379,564	12,400,356
Dunkin Brands Group, Inc.	366,109	16,387,039
Noodles & Co. (a)(l)	374,739	12,460,072
Zoe’s Kitchen, Inc. (a)	395,432	11,586,158

		$92,053,446
Specialty Chemicals - 0.5%
Rockwood Holdings, Inc.	138,264	$10,559,222

Specialty Stores - 3.0%
Burlington Stores, Inc. (a)	434,505	$12,348,632
Citi Trends, Inc. (a)(h)	1,247,929	25,158,249
Tile Shop Holdings, Inc. (a)	1,249,089	18,636,408
Urban Outfitters, Inc. (a)	190,819	6,396,253

		$62,539,542
Trucking - 1.8%
Swift Transportation Co. (a)	1,545,576	$38,268,462
Total Common Stocks		$2,057,457,908

	Strike Price		First Exercise

Rights - 0.0%
Food & Drug Stores - 0.0%
Brasil Pharma SA (0.416 shares for 1 right) (a)	BRL	3.75	5/07/14	2,146,318	$9,580

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)				4,860,894	$4,860,894

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.9%
Navigator Securities Lending Prime Portfolio, 0.15%, at Net Asset Value (j)	17,612,244	$17,612,244
Total Investments		$2,079,940,626

Other Assets, Less Liabilities - (0.1)%		(1,916,399)
Net Assets - 100.0%		$2,078,024,227

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,057,467,488	$—	$—	$2,057,467,488
Mutual Funds	22,473,138	—	—	22,473,138
Total Investments	$2,079,940,626	$—	$—	$2,079,940,626

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $24,017,249 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,005,508,185
Gross unrealized appreciation	259,980,933
Gross unrealized depreciation	(185,548,492)
Net unrealized appreciation (depreciation)	$74,432,441

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,908,354	558,110,276	(565,157,736)	4,860,894

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,523	$4,860,894

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,312,543	81,204	(145,818)	1,247,929
Fairway Group Holdings Corp.	857,450	1,213,614	(107,968)	1,963,096
Model N, Inc.	1,833,988	109,434	(203,664)	1,739,758
Rubicon Technology, Inc.	695,940	1,002,389	(141,663)	1,556,666
SciQuest, Inc.	1,196,265	1,210,752	(579,051)	1,827,966
TearLab Corp	801,389	1,879,272	(109,310)	2,571,351
Uroplasty, Inc.	1,567,473	96,975	(174,140)	1,490,308

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$278,581	$—	$—	$25,158,249
Fairway Group Holdings Corp.	566,784	—	—	12,092,671
Model N, Inc.	(1,241,201)	—	—	19,241,723
Rubicon Technology, Inc.	126,030	—	—	13,216,094
SciQuest, Inc.	6,801,098	—	—	30,947,464
TearLab Corp.	(209,994)	—	—	12,831,041
Uroplasty, Inc.	(2,171)	—	—	4,336,796

	$6,319,127	$—	$—	$117,824,038

7

QUARTERLY REPORT

May 31, 2014

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Alcoholic Beverages - 1.3%
Pernod Ricard S.A.	807,888	$99,059,459

Apparel Manufacturers - 2.4%
Li & Fung Ltd.	58,366,000	$84,767,881
LVMH Moet Hennessy Louis Vuitton S.A.	454,665	90,456,392

		$175,224,273
Automotive - 4.7%
Autoliv, Inc.	691,709	$73,321,154
DENSO Corp.	2,389,600	110,049,643
Honda Motor Co. Ltd.	3,272,800	114,903,442
Kia Motors Corp.	911,710	52,656,447

		$350,930,686
Broadcasting - 1.5%
Nippon Television Holdings, Inc.	2,374,700	$38,578,970
ProSiebenSat.1 Media AG	425,220	19,351,236
WPP PLC	2,635,914	56,863,720

		$114,793,926
Brokerage & Asset Managers - 0.4%
Computershare Ltd.	2,683,890	$31,855,362

Business Services - 3.0%
Cognizant Technology Solutions Corp., “A” (a)	1,071,270	$52,074,435
Compass Group PLC	3,256,014	54,331,665
Experian Group Ltd.	2,399,032	41,700,406
Mitsubishi Corp.	2,061,300	40,849,370
Nomura Research, Inc.	1,090,600	36,769,843

		$225,725,719
Computer Software - 0.6%
Dassault Systems S.A.	374,649	$47,515,786

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	4,974,000	$66,722,473

Consumer Products - 1.8%
L’Oreal S.A.	343,090	$59,863,440
Reckitt Benckiser Group PLC	874,023	74,716,845

		$134,580,285
Electrical Equipment - 4.0%
Legrand S.A. (l)	425,897	$26,958,372
Schneider Electric S.A.	1,523,566	143,468,725
Siemens AG	977,956	129,923,993

		$300,351,090
Electronics - 2.4%
Infineon Technologies AG	3,388,841	$42,032,817
MediaTek, Inc.	5,119,000	82,860,685
Taiwan Semiconductor Manufacturing Co. Ltd.	14,017,326	56,176,407

		$181,069,909

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.8%
Cairn Energy PLC (a)	3,365,562	$11,136,026
Cenovus Energy, Inc.	793,640	23,619,628
Galp Energia SGPS S.A., “B”	1,003,415	17,781,467
INPEX Corp.	2,594,600	37,572,098
Oil Search Ltd.	2,506,490	22,032,639
Reliance Industries Ltd.	1,207,351	21,754,385

		$133,896,243
Energy - Integrated - 4.8%
BG Group PLC	3,747,881	$76,705,577
Petroleo Brasileiro S.A., ADR	2,355,690	33,215,229
Royal Dutch Shell PLC, “A”	6,310,811	248,058,154

		$357,978,960
Engineering - Construction - 0.8%
JGC Corp.	1,964,000	$56,691,297

Food & Beverages - 4.7%
Groupe Danone	1,606,655	$119,645,803
M. Dias Branco S.A. Industria e Comercio de Alimentos	878,800	37,810,799
Nestle S.A.	2,466,363	193,480,738

		$350,937,340
Food & Drug Stores - 0.5%
Sundrug Co. Ltd.	863,600	$38,851,082

Gaming & Lodging - 0.6%
Sands China Ltd.	5,822,000	$42,570,540

General Merchandise - 0.6%
Dollarama, Inc.	497,440	$41,963,328

Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	4,242,500	$17,990,336

Insurance - 5.0%
AIA Group Ltd.	20,851,600	$104,487,280
Delta Lloyd N.V.	882,717	21,436,356
Hiscox Ltd.	2,805,980	32,006,500
ING Groep N.V. (a)	5,797,346	81,199,749
Prudential PLC	947,775	22,010,873
Sony Financial Holdings, Inc.	1,590,300	26,327,083
Zurich Insurance Group AG	269,394	80,833,242

		$368,301,083
Machinery & Tools - 3.3%
Atlas Copco AB, “A”	3,643,207	$106,813,690
Joy Global, Inc.	970,970	55,490,936
Schindler Holding AG	521,439	80,530,445

		$242,835,071
Major Banks - 10.2%
BNP Paribas	1,334,366	$93,438,998
HSBC Holdings PLC	17,993,512	189,771,128
Mitsubishi UFJ Financial Group, Inc.	12,798,300	72,451,078

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Royal Bank of Scotland Group PLC (a)	15,362,919	$89,254,020
Standard Chartered PLC	3,206,283	72,150,880
Sumitomo Mitsui Financial Group, Inc.	2,420,800	98,246,562
Westpac Banking Corp.	4,432,125	141,850,880

		$757,163,546
Medical & Health Technology & Services - 0.3%
Kobayashi Pharmaceutical Co. Ltd.	306,500	$19,759,664

Medical Equipment - 0.6%
Sonova Holding AG	304,327	$46,422,187

Metals & Mining - 3.1%
Gerdau S.A., ADR	4,647,960	$27,608,882
Iluka Resources Ltd.	6,406,562	51,871,713
Rio Tinto Ltd.	2,922,054	149,730,117

		$229,210,712
Natural Gas - Distribution - 2.8%
Centrica PLC	8,074,775	$45,423,215
China Resources Gas Group Ltd.	10,266,000	31,448,352
GDF SUEZ	2,579,460	72,029,169
Tokyo Gas Co. Ltd.	10,082,000	57,221,657

		$206,122,393
Natural Gas - Pipeline - 0.4%
APA Group	4,458,324	$29,002,478

Network & Telecom - 1.0%
Ericsson, Inc., “B”	5,877,348	$73,642,503

Oil Services - 0.5%
Technip	353,870	$38,001,729

Other Banks & Diversified Financials - 8.0%
Aeon Credit Service Co. Ltd.	1,440,100	$36,365,055
DBS Group Holdings Ltd.	5,624,000	76,022,535
Erste Group Bank AG	2,373,912	82,485,591
HDFC Bank Ltd., ADR	652,754	29,393,513
Julius Baer Group Ltd.	1,210,027	52,373,698
Kasikornbank PLC, NVDR	5,163,100	29,487,702
KBC Group N.V. (a)	1,470,100	87,513,229
Sberbank of Russia, ADR	1,656,872	16,643,279
UBS AG	6,837,509	137,284,659
UniCredit S.p.A.	5,552,382	48,402,024

		$595,971,285
Pharmaceuticals - 9.6%
Bayer AG	988,266	$142,933,121
GlaxoSmithKline PLC	5,256,652	141,067,200
Novartis AG	2,882,250	258,453,015
Roche Holding AG	229,907	67,649,910
Santen Pharmaceutical Co. Ltd.	1,856,700	100,286,519

		$710,389,765

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.7%
Reed Elsevier N.V.	2,446,223	$54,770,293

Real Estate - 1.3%
Deutsche Wohnen AG (a)	1,386,187	$29,949,855
Intu Properties PLC, REIT	2,456,770	12,971,809
Mitsubishi Estate Co. Ltd.	895,000	21,841,223
Mitsui Fudosan Co. Ltd.	997,000	31,737,189

		$96,500,076
Restaurants - 1.1%
Whitbread PLC	1,198,643	$84,103,596

Specialty Chemicals - 4.5%
Akzo Nobel N.V. (l)	1,524,204	$114,232,970
JSR Corp.	3,390,900	57,151,470
Linde AG (l)	583,707	121,937,987
Symrise AG	716,968	38,863,723

		$332,186,150
Specialty Stores - 0.7%
Esprit Holdings Ltd.	10,732,000	$15,835,789
Industria de Diseno Textil S.A.	223,958	32,513,208

		$48,348,997
Telecommunications - Wireless - 3.5%
KDDI Corp.	2,289,100	$136,927,954
Mobile TeleSystems OJSC	162,280	1,314,027
Turkcell Iletisim Hizmetleri A.S. (a)	6,912,441	43,338,705
Vodafone Group PLC	21,409,043	75,180,770

		$256,761,456
Telephone Services - 1.7%
Bezeq - The Israel Telecommunication Corp. Ltd.	7,135,980	$12,824,540
BT Group PLC	5,032,412	33,488,229
TDC A.S.	3,339,767	32,483,794
Telecom Italia S.p.A. - Savings Shares	30,058,629	28,702,581
Telefonica Brasil S.A., ADR	971,253	19,531,898

		$127,031,042
Tobacco - 1.2%
Japan Tobacco, Inc.	2,530,500	$85,916,017

Trucking - 1.2%
Yamato Holdings Co. Ltd.	4,241,500	$90,445,898

Utilities - Electric Power - 0.6%
Canadian Utilities Ltd.	818,470	$29,627,361
Energias do Brasil S.A.	3,350,828	14,044,670

		$43,672,031
Total Common Stocks		$7,305,266,066

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	96,215,745	$96,215,745

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.5%
Navigator Securities Lending Prime Portfolio, 0.15%, at Net Asset Value (j)	113,805,251	$113,805,251
Total Investments		$7,515,287,062

Other Assets, Less Liabilities - (1.1)%		(87,413,072)
Net Assets - 100.0%		$7,427,873,990

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,510,670,729	$—	$—	$1,510,670,729
Japan	—	1,308,943,116	—	1,308,943,116
Switzerland	917,027,893	—	—	917,027,893
France	790,437,875	—	—	790,437,875
Germany	524,992,731	—	—	524,992,731
Hong Kong	271,813,425	42,570,540	—	314,383,965
Australia	80,874,192	195,738,881	—	276,613,073
Netherlands	271,639,368	—	—	271,639,368
United States	180,886,524	—	—	180,886,524
Other Countries	895,332,359	314,338,433	—	1,209,670,792
Mutual Funds	210,020,996	—	—	210,020,996
Total Investments	$5,653,696,092	$1,861,590,970	$—	$7,515,287,062

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $243,841,413 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $284,017,521 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,506,446,207
Gross unrealized appreciation	1,248,010,591
Gross unrealized depreciation	(239,169,736)
Net unrealized appreciation (depreciation)	$1,008,840,855

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,851,777	883,162,371	(817,798,403)	96,215,745

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$48,867	$96,215,745

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2014, are as follows:

United Kingdom	20.3%
Japan	17.6%
Switzerland	12.3%
France	10.7%
Germany	7.1%
Hong Kong	4.2%
United States	4.1%
Australia	3.7%
Netherlands	3.7%
Other Countries	16.3%

7

QUARTERLY REPORT

May 31, 2014

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.8%
Broadcasting - 6.4%
Discovery Communications, Inc., “C” (a)	46,990	$3,521,900
Time Warner, Inc. (a)	74,470	4,970,871
Time, Inc. (a)	2,329	50,068
Twenty-First Century Fox, Inc.	192,600	6,819,966
Viacom, Inc., “B”	6,570	560,618
Walt Disney Co.	26,750	2,247,268

		$18,170,691
Brokerage & Asset Managers - 1.0%
IntercontinentalExchange Group, Inc.	14,626	$2,872,546

Business Services - 5.7%
Accenture PLC, “A”	32,210	$2,623,505
Cognizant Technology Solutions Corp., “A” (a)	81,910	3,981,645
Concur Technologies, Inc. (a)	18,160	1,550,319
Fidelity National Information Services, Inc.	56,120	3,038,898
FleetCor Technologies, Inc. (a)	17,000	2,148,970
Gartner, Inc. (a)	19,500	1,386,255
IHS, Inc., “A” (a)	10,730	1,351,014

		$16,080,606
Cable TV - 0.9%
Time Warner Cable, Inc.	17,760	$2,507,002

Computer Software - 10.9%
Citrix Systems, Inc. (a)	19,240	$1,192,303
Microsoft Corp.	57,440	2,351,594
Oracle Corp.	358,160	15,049,883
Qlik Technologies, Inc. (a)	77,660	1,685,999
Red Hat, Inc. (a)	17,090	856,551
Salesforce.com, Inc. (a)	152,701	8,036,654
TIBCO Software, Inc. (a)	78,940	1,697,999

		$30,870,983
Computer Software - Systems - 19.1%
Apple, Inc. (s)	29,429	$18,628,557
CDW Corp.	97,948	2,880,651
EMC Corp.	389,710	10,350,698
Guidewire Software, Inc. (a)	25,770	973,333
Hewlett-Packard Co. (s)	411,880	13,797,980
Ingram Micro, Inc., “A” (a)	72,460	2,012,214
NCR Corp. (a)	8,390	274,017
Qualys, Inc. (a)	37,120	877,517
Sabre Corp. (a)	27,390	525,888
Splunk, Inc. (a)	9,320	390,135
SS&C Technologies Holdings, Inc. (a)	35,570	1,517,061
Teradata Corp. (a)	3,370	141,506
Vantiv, Inc., “A” (a)	58,200	1,803,618

		$54,173,175
Consumer Services - 3.8%
Priceline Group, Inc. (a)	8,450	$10,804,424

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.8%
Amphenol Corp., “A”	36,160	$3,464,128
TE Connectivity Ltd.	56,990	3,388,625
W.W. Grainger, Inc.	4,038	1,043,298

		$7,896,051
Electronics - 8.0%
Aeroflex Holding Corp. (a)	117,300	$1,229,304
Altera Corp.	217,190	7,195,505
JDS Uniphase Corp. (a)	541,440	5,939,597
Mellanox Technologies Ltd. (a)	23,070	728,551
Microchip Technology, Inc.	143,760	6,842,976
Rubicon Technology, Inc. (a)	92,070	781,674

		$22,717,607
Entertainment - 0.8%
AMC Networks, Inc., “A” (a)	38,470	$2,380,524

Internet - 20.5%
ChannelAdvisor Corp. (a)	33,280	$690,227
eBay, Inc. (a)	157,680	7,999,106
Facebook, Inc., “A “ (a)	153,700	9,729,210
Google, Inc., “A” (a)(s)	26,850	15,348,803
Google, Inc., “C” (a)	24,339	13,653,692
LinkedIn Corp., “A” (a)	23,952	3,834,476
Yahoo!, Inc. (a)	142,360	4,932,774
Yelp, Inc. (a)	30,100	1,991,115

		$58,179,403
Network & Telecom - 5.5%
CommScope Holding Co., Inc. (a)	27,940	$738,734
Finisar Corp. (a)	35,200	836,000
Juniper Networks, Inc. (a)	147,340	3,603,936
Qualcomm, Inc.	127,750	10,277,488

		$15,456,158
Other Banks & Diversified Financials - 7.8%
MasterCard, Inc., “A”	121,558	$9,293,109
Visa, Inc., “A”	58,928	12,659,502

		$21,952,611
Specialty Stores - 3.9%
Amazon.com, Inc. (a)	35,499	$11,095,212

Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	22,310	$1,999,645
Total Common Stocks		$277,156,638
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.2%
International Business Machines Corp. - July 2014 @ $200	412	$659,200
Issuer	Shares/Par
Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	5,074,026	$5,074,026
Total Investments		$282,889,864

2

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Call Options Written - 0.0%
Computer Software - 0.0%
Salesforce.com, Inc. - June 2014 @ $58	(104)	$(3,952)

Specialty Stores - 0.0%
Amazon.com, Inc. - June 2014 @ $325	(37)	$(10,508)
Total Call Options Written		$(14,460)

Put Options Written - 0.0%
Computer Software - 0.0%
Salesforce.com, Inc. - June 2014 @ $45	(130)	$(1,950)

Internet - 0.0%
Yelp, Inc. - June 2014 @ $45	(95)	$(380)
Total Put Options Written		$(2,330)
Issuer	Shares/Par
Securities Sold Short - (1.0)%
Electronics - (1.0)%
International Rectifier Corp. (a)	(31,200)	$(836,784)
Texas Instruments, Inc.	(40,600)	(1,907,388)
Total Securities Sold Short		$(2,744,172)

Other Assets, Less Liabilities - 1.2%		3,309,667
Net Assets - 100.0%		$283,438,569

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2014, the fund had cash collateral of $3,298,959 and other liquid securities with an aggregate value of $2,117,565 to cover any commitments for securities sold short and certain derivatives contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$277,815,838	$—	$—	$277,815,838
Mutual Funds	5,074,026	—	—	5,074,026
Total Investments	$282,889,864	$—	$—	$282,889,864
Short Sales	$(2,744,172)	$—	$—	$(2,744,172)

Other Financial Instruments
Written Options	$(16,790)	$—	$—	$(16,790)

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$198,736,464
Gross unrealized appreciation	86,511,763
Gross unrealized depreciation	(2,358,363)
Net unrealized appreciation (depreciation)	$84,153,400

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,062,331	68,286,326	(68,274,631)	5,074,026

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,711	$5,074,026

5

QUARTERLY REPORT

May 31, 2014

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 6.9%
Honeywell International, Inc.	6,710,800	$625,111,020
Lockheed Martin Corp.	4,506,359	737,465,650
Northrop Grumman Corp.	2,196,278	266,957,591
United Technologies Corp.	5,783,944	672,209,972

		$2,301,744,233
Alcoholic Beverages - 1.6%
Diageo PLC	16,447,217	$529,045,328

Automotive - 1.9%
Delphi Automotive PLC	3,268,773	$225,741,463
General Motors Co.	1,863,912	64,454,077
Johnson Controls, Inc.	7,079,642	342,371,487

		$632,567,027
Broadcasting - 3.8%
Omnicom Group, Inc.	5,412,229	$385,080,093
Time Warner, Inc. (a)	3,033,690	211,842,573
Viacom, Inc., “B”	3,107,298	265,145,738
Walt Disney Co.	4,853,507	407,743,123

		$1,269,811,527
Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	977,948	$298,176,345
Franklin Resources, Inc.	8,069,972	445,543,154
NASDAQ OMX Group, Inc.	5,004,599	189,674,302

		$933,393,801
Business Services - 3.1%
Accenture PLC, “A”	8,913,845	$726,032,675
Fidelity National Information Services, Inc.	2,495,250	135,117,788
Fiserv, Inc. (a)	3,117,304	187,381,143

		$1,048,531,606
Cable TV - 1.0%
Comcast Corp., “Special A”	6,656,298	$345,062,488

Chemicals - 3.4%
3M Co.	4,852,830	$691,770,917
PPG Industries, Inc.	2,265,480	456,743,423

		$1,148,514,340
Computer Software - 1.5%
Oracle Corp.	11,783,307	$495,134,560

Computer Software - Systems - 1.8%
International Business Machines Corp.	3,298,778	$608,162,712

Construction - 0.7%
Stanley Black & Decker, Inc.	2,474,469	$216,268,591

Consumer Products - 0.5%
Procter & Gamble Co.	2,139,810	$172,875,250

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.5%
Crown Holdings, Inc. (a)	3,477,640	$169,882,714

Electrical Equipment - 2.5%
Danaher Corp.	5,341,395	$418,925,610
Pentair Ltd.	1,235,300	92,202,792
Tyco International Ltd.	7,745,275	338,003,801

		$849,132,203
Electronics - 0.5%
Intel Corp.	6,081,740	$166,153,137

Energy - Independent - 2.3%
Apache Corp.	1,618,924	$150,916,095
EOG Resources, Inc.	1,316,060	139,239,148
Occidental Petroleum Corp.	4,724,155	470,951,012

		$761,106,255
Energy - Integrated - 3.9%
Chevron Corp.	4,240,850	$520,733,972
Exxon Mobil Corp.	7,707,320	774,816,880

		$1,295,550,852
Food & Beverages - 5.2%
Coca-Cola Enterprises, Inc.	1,405,750	$64,158,430
Dr Pepper Snapple Group, Inc.	3,026,860	174,649,822
General Mills, Inc.	9,733,682	534,671,152
Groupe Danone	3,671,164	273,387,481
Kellogg Co.	1,421,824	98,077,420
Nestle S.A.	7,810,714	612,733,287

		$1,757,677,592
Food & Drug Stores - 1.9%
CVS Caremark Corp.	8,143,569	$637,804,324

General Merchandise - 1.5%
Kohl’s Corp.	1,398,472	$76,132,816
Target Corp.	7,639,808	433,635,502

		$509,768,318
Insurance - 7.3%
ACE Ltd.	3,500,019	$362,986,970
Aon PLC	3,563,436	320,495,434
Chubb Corp.	2,649,949	245,544,274
MetLife, Inc.	12,221,011	622,416,090
Prudential Financial, Inc.	3,972,741	326,400,401
Travelers Cos., Inc.	6,257,228	584,737,957

		$2,462,581,126
Leisure & Toys - 0.8%
Hasbro, Inc.	2,824,254	$151,662,440
Mattel, Inc.	2,598,480	100,898,978

		$252,561,418
Machinery & Tools - 1.3%
Eaton Corp. PLC	3,922,210	$289,027,655
Illinois Tool Works, Inc.	1,714,757	148,412,218

		$437,439,873

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 11.8%
Bank of New York Mellon Corp.	13,860,767	$479,028,108
Goldman Sachs Group, Inc.	3,551,143	567,508,163
JPMorgan Chase & Co.	23,675,460	1,315,645,312
PNC Financial Services Group, Inc.	2,859,645	243,841,929
State Street Corp.	4,343,150	283,477,401
Wells Fargo & Co.	21,330,579	1,083,166,802

		$3,972,667,715
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	4,439,850	$317,316,080
Quest Diagnostics, Inc.	1,427,146	85,471,774

		$402,787,854
Medical Equipment - 4.6%
Abbott Laboratories	9,563,623	$382,640,556
Covidien PLC	3,239,410	236,833,265
Medtronic, Inc.	6,397,150	390,418,065
St. Jude Medical, Inc.	3,711,678	240,887,902
Thermo Fisher Scientific, Inc.	2,616,533	305,898,873

		$1,556,678,661
Other Banks & Diversified Financials - 1.8%
Citigroup, Inc.	1,695,180	$80,639,713
U.S. Bancorp	10,590,010	446,792,522
Western Union Co.	5,331,988	86,218,246

		$613,650,481
Pharmaceuticals - 8.2%
Johnson & Johnson	11,937,482	$1,211,176,924
Merck & Co., Inc.	6,031,749	348,996,997
Novartis AG	1,212,780	108,750,680
Pfizer, Inc.	32,538,355	964,111,459
Roche Holding AG	347,908	102,371,589
Zoetis, Inc.	289,770	8,895,939

		$2,744,303,588
Printing & Publishing - 0.7%
McGraw-Hill Cos., Inc.	1,732,750	$141,686,968
Moody’s Corp.	1,189,319	101,734,347

		$243,421,315
Railroad & Shipping - 0.7%
Canadian National Railway Co.	3,589,432	$217,447,791

Restaurants - 1.1%
McDonald’s Corp.	3,588,171	$363,948,185

Specialty Chemicals - 0.1%
Valspar Corp.	422,370	$31,534,144

Specialty Stores - 1.1%
Advance Auto Parts, Inc.	1,486,600	$184,591,122
Bed Bath & Beyond, Inc. (a)	1,253,110	76,251,744
Staples, Inc.	10,882,061	122,423,186

		$383,266,052

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.6%
Vodafone Group PLC	57,333,944	$201,335,952

Telephone Services - 2.5%
AT&T, Inc.	5,527,868	$196,073,478
Verizon Communications, Inc.	12,579,977	628,495,651

		$824,569,129
Tobacco - 5.7%
Altria Group, Inc.	3,604,045	$149,784,110
Imperial Tobacco Group PLC	1,622,390	73,207,533
Lorillard, Inc.	6,382,363	396,791,508
Philip Morris International, Inc.	14,490,542	1,282,992,589

		$1,902,775,740
Trucking - 1.6%
United Parcel Service, Inc., “B”	5,221,379	$542,396,851

Utilities - Electric Power - 0.3%
Duke Energy Corp.	1,537,760	$109,303,981
Total Common Stocks		$33,110,856,714

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$23,957,780

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	318,923,897	$318,923,897
Total Investments		$33,453,738,391

Other Assets, Less Liabilities - 0.3%		101,330,313
Net Assets - 100.0%		$33,555,068,704

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$33,134,814,494	$—	$—	$33,134,814,494
Mutual Funds	318,923,897	—	—	318,923,897
Total Investments	$33,453,738,391	$—	$—	$33,453,738,391

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$22,961,342,666
Gross unrealized appreciation	10,591,953,879
Gross unrealized depreciation	(99,558,154)
Net unrealized appreciation (depreciation)	$10,492,395,725

5

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	382,071,026	2,911,559,847	(2,974,706,976)	318,923,897

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$265,408	$318,923,897

6

QUARTERLY REPORT

May 31, 2014

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Aerospace - 3.7%
General Dynamics Corp.	186	$21,968
Honeywell International, Inc.	352	32,789
Lockheed Martin Corp.	120	19,638
United Technologies Corp.	350	40,677

		$115,072
Business Services - 1.8%
Amdocs Ltd.	341	$16,408
Automatic Data Processing, Inc.	300	23,904
FleetCor Technologies, Inc. (a)	114	14,411

		$54,723
Cable TV - 0.5%
Time Warner Cable, Inc.	109	$15,386

Chemicals - 0.5%
3M Co.	117	$16,678

Computer Software - 2.6%
Intuit, Inc.	414	$32,826
Microsoft Corp.	724	29,641
Oracle Corp.	403	16,934

		$79,401
Computer Software - Systems - 2.4%
International Business Machines Corp.	408	$75,219

Consumer Products - 2.6%
Colgate-Palmolive Co.	518	$35,431
Kimberly-Clark Corp.	114	12,808
Procter & Gamble Co.	403	32,558

		$80,797
Containers - 0.7%
Packaging Corp. of America	165	$11,411
Silgan Holdings, Inc.	238	11,622

		$23,033
Electronics - 4.1%
Analog Devices, Inc.	300	$15,714
Intel Corp.	1,644	44,914
KLA-Tencor Corp.	259	16,970
Microchip Technology, Inc.	1,034	49,218

		$126,816
Energy - Integrated - 4.9%
Chevron Corp.	554	$68,026
Exxon Mobil Corp.	831	83,540

		$151,566
Entertainment - 0.4%
Regal Entertainment Group, “A”	641	$12,506

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.6%
Bunge Ltd.	155	$12,045
Coca-Cola Co.	465	19,023
Dr Pepper Snapple Group, Inc.	310	17,887
General Mills, Inc.	1,138	62,510
McCormick & Co., Inc.	290	20,970
Mondelez International, Inc.	414	15,575
PepsiCo, Inc.	300	26,499

		$174,509
Food & Drug Stores - 3.5%
CVS Caremark Corp.	196	$15,351
Kroger Co.	1,965	93,809

		$109,160
General Merchandise - 4.2%
Costco Wholesale Corp.	287	$33,298
Macy’s, Inc.	238	14,254
Target Corp.	290	16,460
Wal-Mart Stores, Inc.	869	66,713

		$130,725
Health Maintenance Organizations - 0.4%
Aetna, Inc.	165	$12,796

Insurance - 6.5%
Chubb Corp.	259	$23,999
Everest Re Group Ltd.	630	100,813
RenaissanceRe Holdings Ltd.	217	22,605
Travelers Cos., Inc.	424	39,623
Validus Holdings Ltd.	414	15,455

		$202,495
Internet - 2.0%
Google, Inc., “A” (a)	88	$50,305
Yahoo!, Inc. (a)	341	11,816

		$62,121
Major Banks - 1.4%
PNC Financial Services Group, Inc.	238	$20,294
Wells Fargo & Co.	445	22,597

		$42,891
Medical & Health Technology & Services - 3.8%
AmerisourceBergen Corp.	445	$32,565
Henry Schein, Inc. (a)	724	86,627

		$119,192
Medical Equipment - 2.4%
Abbott Laboratories	1,086	$43,451
Becton, Dickinson & Co.	155	18,244
Zimmer Holdings, Inc.	114	11,896

		$73,591
Natural Gas - Distribution - 0.4%
Sempra Energy	134	$13,447

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.8%
Kinder Morgan Management LLC (a)	344	$24,792

Network & Telecom - 1.0%
Cisco Systems, Inc.	558	$13,738
Qualcomm, Inc.	196	15,768

		$29,506
Other Banks & Diversified Financials - 7.1%
BankUnited, Inc.	745	$24,242
Discover Financial Services	434	25,662
East West Bancorp, Inc.	341	11,417
Fifth Third Bancorp	693	14,338
M&T Bank Corp.	875	106,199
Visa, Inc., “A”	183	39,314

		$221,172
Pharmaceuticals - 6.8%
Eli Lilly & Co.	1,065	$63,751
Johnson & Johnson	820	83,197
Merck & Co., Inc.	869	50,280
Pfizer, Inc.	465	13,778

		$211,006
Pollution Control - 2.5%
Stericycle, Inc. (a)	675	$77,200

Real Estate - 2.3%
Public Storage, Inc., REIT	414	$71,365

Restaurants - 3.4%
McDonald’s Corp.	1,048	$106,299

Specialty Chemicals - 0.7%
Praxair, Inc.	154	$20,365

Specialty Stores - 1.6%
AutoZone, Inc. (a)	29	$15,443
O’Reilly Automotive, Inc. (a)	129	19,086
TJX Cos., Inc.	259	14,103

		$48,632
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	155	$13,893

Telephone Services - 2.9%
AT&T, Inc.	796	$28,234
Verizon Communications, Inc.	1,262	63,050

		$91,284
Tobacco - 5.6%
Altria Group, Inc.	393	$16,333
Lorillard, Inc.	1,820	113,149
Philip Morris International, Inc.	486	43,030

		$172,512

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.5%
United Parcel Service, Inc., “B”	145	$15,063

Utilities - Electric Power - 8.2%
Alliant Energy Corp.	259	$15,100
American Electric Power Co., Inc.	517	27,582
Consolidated Edison, Inc.	248	13,642
Dominion Resources, Inc.	196	13,516
Duke Energy Corp.	155	11,017
ITC Holdings Corp.	372	13,615
MGE Energy, Inc.	558	20,947
NextEra Energy, Inc.	352	34,271
OGE Energy Corp.	1,437	52,781
Pinnacle West Capital Corp.	238	13,190
Southern Co.	579	25,349
Wisconsin Energy Corp.	300	13,656

		$254,666
Total Common Stocks		$3,049,879

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	173,289	$173,289
Total Investments		$3,223,168

Other Assets, Less Liabilities - (3.9)%		(121,470)
Net Assets - 100.0%		$3,101,698

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,049,879	$—	$—	$3,049,879
Mutual Funds	173,289	—	—	173,289
Total Investments	$3,223,168	$—	$—	$3,223,168

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,055,513
Gross unrealized appreciation	178,221
Gross unrealized depreciation	(10,566)
Net unrealized appreciation (depreciation)	$167,655

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,874,042	(2,700,753)	173,289

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$47	$173,289

6

QUARTERLY REPORT

May 31, 2014

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 2.7%
Lockheed Martin Corp.	439	$71,843

Airlines - 1.3%
Copa Holdings S.A., “A”	146	$20,868
Southwest Airlines Co.	551	14,574

		$35,442
Automotive - 1.6%
USS Co. Ltd.	2,600	$42,715

Biotechnology - 2.4%
Amgen, Inc.	538	$62,403

Broadcasting - 1.2%
Television Broadcasts Ltd.	5,200	$32,764

Cable TV - 3.3%
DIRECTV, “A” (a)	184	$15,169
Liberty Global PLC, “A” (a)	449	20,214
Liberty Global PLC, “C” (a)	449	19,217
Time Warner Cable, Inc.	133	18,774
Ziggo N.V.	317	14,945

		$88,319
Chemicals - 0.8%
Mitsubishi Chemical Holdings Corp.	5,000	$20,751

Computer Software - 0.7%
Dassault Systems S.A.	149	$18,897

Computer Software - Systems - 1.4%
EMC Corp.	490	$13,014
NICE Systems Ltd., ADR	592	23,224

		$36,238
Construction - 0.7%
Geberit AG	52	$17,217

Consumer Products - 3.2%
Colgate-Palmolive Co.	188	$12,859
Kimberly-Clark Corp.	266	29,885
Procter & Gamble Co.	511	41,284

		$84,028
Electronics - 4.4%
Shimadzu Corp.	4,000	$34,323
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,044	83,145

		$117,468
Energy - Independent - 2.0%
Dragon Oil PLC	1,082	$11,050
Range Resources Corp.	449	41,735

		$52,785

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 4.8%
Chevron Corp.	157	$19,278
Exxon Mobil Corp.	654	65,747
Royal Dutch Shell PLC, “B”	1,034	42,203

		$127,228
Food & Beverages - 8.4%
Chr. Hansen Holding A.S.	547	$23,228
General Mills, Inc.	1,716	94,260
House Foods Group, Inc.	800	14,555
Mondelez International, Inc.	419	15,763
Nestle S.A.	305	23,927
Sligro Food Group N.V.	423	18,708
Toyo Suisan Kaisha Ltd.	1,000	30,491

		$220,932
Food & Drug Stores - 6.2%
CVS Caremark Corp.	194	$15,194
Kroger Co.	1,665	79,487
Lawson, Inc.	600	43,172
METRO, Inc., “A”	184	11,364
Sundrug Co. Ltd.	300	13,496

		$162,713
Gaming & Lodging - 0.9%
Paddy Power PLC	331	$23,643

General Merchandise - 0.4%
Macy’s, Inc.	184	$11,020

Insurance - 4.4%
Beazley Group PLC	3,327	$13,641
Catlin Group Ltd.	2,781	24,403
Intact Financial Corp.	408	26,942
Suncorp-Metway Ltd.	3,295	40,938
Travelers Cos., Inc.	123	11,494

		$117,418
Internet - 0.6%
Google, Inc., “A” (a)	27	$15,435

Machinery & Tools - 0.6%
Schindler Holding AG	102	$15,582

Major Banks - 4.1%
Bank of Nova Scotia	276	$17,719
BOC Hong Kong Holdings Ltd.	10,500	31,623
Royal Bank of Canada	204	14,039
Sumitomo Mitsui Financial Group, Inc.	800	32,467
Wells Fargo & Co.	225	11,426

		$107,274
Medical & Health Technology & Services - 1.0%
Kobayashi Pharmaceutical Co. Ltd.	200	$12,894
Miraca Holdings, Inc.	300	14,142

		$27,036

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.5%
Abbott Laboratories	317	$12,683

Natural Gas - Distribution - 1.1%
China Resources Gas Group Ltd.	6,000	$18,380
Osaka Gas Co. Ltd.	3,000	11,973

		$30,353
Oil Services - 0.5%
Rowan Cos., Inc., “A”	419	$12,972

Other Banks & Diversified Financials - 4.3%
China Construction Bank	20,000	$14,659
Discover Financial Services	1,501	88,754
Public Bank Berhad	1,700	11,429

		$114,842
Pharmaceuticals - 9.7%
AstraZeneca PLC	255	$18,309
Johnson & Johnson	592	60,064
Novartis AG	214	19,190
Pfizer, Inc.	1,746	51,734
Roche Holding AG	247	72,680
Teva Pharmaceutical Industries Ltd., ADR	694	35,040

		$257,017
Railroad & Shipping - 0.7%
Canadian National Railway Co.	296	$17,932

Real Estate - 3.9%
Allreal Holding AG	204	$27,883
Champion, REIT	47,000	22,309
Crown Castle International Corp.	705	54,095

		$104,287
Restaurants - 2.9%
McDonald’s Corp.	447	$45,339
Whitbread PLC	435	30,522

		$75,861
Specialty Chemicals - 0.5%
Symrise AG	249	$13,497

Specialty Stores - 2.4%
Home Depot, Inc.	225	$18,052
Industria de Diseno Textil S.A.	90	13,066
Ross Stores, Inc.	470	32,172

		$63,290
Telecommunications - Wireless - 2.1%
China Mobile Ltd.	2,500	$24,458
KDDI Corp.	500	29,909

		$54,367
Telephone Services - 2.7%
BCE, Inc.	266	$12,217
DiGi.Com Berhad	19,200	32,388

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
TDC A.S.	1,694	$16,476
Verizon Communications, Inc.	225	11,241

		$72,322
Tobacco - 3.1%
Altria Group, Inc.	306	$12,717
Japan Tobacco, Inc.	400	13,581
Lorillard, Inc.	531	33,012
Schweitzer-Mauduit International, Inc.	562	23,424

		$82,734
Utilities - Electric Power - 7.5%
Alliant Energy Corp.	204	$11,893
American Electric Power Co., Inc.	398	21,233
Cheung Kong Infrastructure Holdings Ltd.	9,000	61,530
Consolidated Edison, Inc.	276	15,183
Dominion Resources, Inc.	163	11,240
Duke Energy Corp.	214	15,211
Hongkong Electric Holdings Ltd.	2,000	17,413
PG&E Corp.	991	45,457

		$199,160
Total Common Stocks		$2,620,468

Money Market Funds - 7.4%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	196,746	$196,746
Total Investments		$2,817,214

Other Assets, Less Liabilities - (6.4)%		(170,332)
Net Assets - 100.0%		$2,646,882

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,276,551	$—	$—	$1,276,551
Japan	—	314,469	—	314,469
Switzerland	176,479	—	—	176,479
Hong Kong	104,109	61,530	—	165,639
United Kingdom	129,078	—	—	129,078
Canada	73,271	26,942	—	100,213
Taiwan	83,145	—	—	83,145
Israel	58,264	—	—	58,264
China	42,838	14,659	—	57,497
Other Countries	242,657	16,476	—	259,133
Mutual Funds	196,746	—	—	196,746
Total Investments	$2,383,138	$434,076	$—	$2,817,214

For further information regarding security characteristics, see the Portfolio of Investments.

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Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,682,528
Gross unrealized appreciation	166,205
Gross unrealized depreciation	(31,519)
Net unrealized appreciation (depreciation)	$134,686

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,671,140	(2,474,394)	196,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44	$196,746

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2014, are as follows:

United States	49.2%
Japan	11.9%
Switzerland	6.7%
Hong Kong	6.3%
United Kingdom	4.9%
Canada	3.8%
Taiwan	3.1%
Israel	2.2%
China	2.2%
Other Countries	9.7%

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.